Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 17 – CONCENTRATIONS

In the years ending December 31, 2021, respectively, the Company purchased 100.0% of its medical devices for resale and distribution from Neurotech, a company that Vadim Sakharov, a former director and executive officer of the Company, is a shareholder and executive manager.